Financial risk management and impairment of financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management and impairment of financial assets
Maturity analysis

		Between 2 and 5	After more than
	Within 1 year	years	5 years	Total
2022	£ 000	£ 000	£ 000	£ 000
Trade and other payables	16,031	4,153	—	20,184
Lease liabilities	516	1,871	774	3,161
Convertible senior secured notes	—	115,247	—	115,247
	16,547	121,271	774	138,592
2021
Trade and other payables	40,227	5,975	—	46,202
Lease liabilities	362	1,343	237	1,942
Convertible senior secured notes	—	112,799	—	112,799
	40,589	120,117	237	160,943